UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4103

Seligman High Income Fund Series
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:              (212) 850-1864

Date of fiscal year end:                     12/31

Date of reporting period:                  9/30/04

FORM N-Q

ITEM  1. SCHEDULE OF INVESTMENTS.

SELIGMAN HIGH-YIELD BOND SERIES
Schedule of Investments (unaudited)
September 30, 2004

	Principal Amount, Shares, or Warrants	Value
CORPORATE BONDS 94.9%
Aerospace 3.9%
BE Aerospace 9.50%, 11/1/2008	$7,275,000	$7,566,000
Hexcel 9.875%, 10/1/2008	3,550,000	3,993,750
K and F Industries 9.625%, 12/15/2010	3,600,000	4,023,000
Sequa 9%, 8/1/2009	5,375,000	5,939,375
TD Funding 8.375%, 7/15/2011	2,650,000	2,848,750

		24,370,875

Auto 2.9%
Cummins 9.5%, 12/1/2010	750,000	870,000
Goodyear Tire and Rubber 7.857%, 8/15/2011	3,575,000	3,387,313
Stoneridge 11.50%, 5/1/2012	3,575,000	4,066,563
Tenneco Automotive 10.25%, 7/15/2013	4,425,000	5,066,625
TRW Automotive Acquisition:
9.375%, 2/15/2013	3,000,000	3,442,500
11%, 2/15/2013	1,203,000	1,437,585

		18,270,586

Broadcasting 2.6%
Granite Broadcasting 9.750%, 12/1/2010	3,600,000	3,348,000
Nextmedia Operating 10.75%, 7/1/2011	3,625,000	4,100,781
Paxson Communications 0% (12.25%+), 1/15/2009	1,725,000	1,487,813
Sinclair Broadcast Group 8%, 3/15/2012	2,300,000	2,397,750
Spanish Broadcasting Systems 9.625%, 11/1/2009	2,100,000	2,210,250
Young Broadcasting 10%, 3/1/2011	2,675,000	2,768,625

		16,313,219

Building Products
Associated Materials 9.75%, 4/15/2012	2,775,000	3,198,187
Euramax International 8.50%, 8/15/2011	3,575,000	3,825,250
THL Buildco (Nortek) 8.50%, 9/1/2014**	1,300,000	1,368,250
Texas Industries 10.25%, 6/15/2011	3,600,000	4,158,000

		12,549,687

Cable 3.8%
CCH 10.25%, 9/15/2010	8,750,000	8,979,687
Charter Communications 0% (11.75%+), 5/15/2011	9,400,000	5,875,000
CSC Holdings 7.875%, 12/15/2007	3,725,000	3,971,781
Insight Midwest/Insight Capital 10.50%, 11/1/2010	2,625,000	2,887,500
Mediacom Broadband 11%, 7/15/2013	2,200,000	2,354,000

		24,067,968

Capital Goods 3.6%
Blount 8.875%, 8/1/2012	3,125,000	3,335,938
Columbus McKinnon 10%, 8/1/2010	3,500,000	3,867,500
JLG Industries 8.375%, 6/15/2012	3,525,000	3,701,250
NMHG Holding 10%, 5/15/2009	2,875,000	3,176,875
Norcross Safety Products 9.875%, 8/15/2011	3,100,000	3,379,000
Park-Ohio Industries 9.25%, 12/1/2007	4,425,000	4,513,500
Terex 10.375%, 4/1/2011	650,000	737,750

		22,711,813

Chemicals 10.2%
ARCO Chemical 9.80%, 2/1/2020	4,950,000	5,185,125

Equistar Chemicals 10.125%, 9/1/2008	4,225,000	4,784,812
FMC 10.25%, 11/1/2009	750,000	879,375
Hines Nurseries 10.25%, 10/1/2011	1,750,000	1,863,750
Huntsman ICI Chemicals 10.125%, 7/1/2009	9,525,000	10,048,875
International Specialty Holdings 10.625%, 12/15/2009	5,825,000	6,436,625
Koppers 9.875%, 10/15/2013	1,750,000	1,942,500
Lyondell Chemical 11.125%, 7/15/2012	5,350,000	6,232,750
Millennium America 9.25%, 6/15/2008	3,775,000	4,180,812
Nalco Financial Holdings 0% (9%+), 2/1/2014**	7,100,000	5,076,500
Polyone 10.625%, 5/15/2010	3,500,000	3,850,000
Resolution Performance Products 9.50%, 4/15/2010	3,525,000	3,657,187
Rockwood Specialties Group 10.625%, 5/15/2011**	3,525,000	3,895,125
Terra Capital 11.50%, 6/1/2010	5,050,000	5,731,750

		63,765,186

Consumer Goods and Services 0.5%
Mail-Well 9.625%, due 3/15/2012	2,675,000	2,955,875

Consumer Products 1.9%
Jostens 0% (10.25%+), 12/1/2013**	6,200,000	4,293,500
Playtex Products 9.375%, 6/1/2011	3,500,000	3,605,000
Rayovac 8.50%, 10/1/2013	3,575,000	3,896,750

		11,795,250

Containers 4.2%
Anchor Glass Container 11%, 2/15/2013	2,650,000	3,034,250
BWAY 10%, 10/15/2010	2,675,000	2,942,500
Crown Cork and Seal 8%, 4/15/2023	1,900,000	1,776,500
Crown European Holdings 9.50%, 3/1/2011	2,825,000	3,164,000
Owens-Illinois:
7.5%, 5/15/2010	8,150,000	8,374,125
7.80%, 5/15/2018	2,350,000	2,291,250
Pliant:
0% (11.125%+), 6/15/2009	2,900,000	2,494,000
11.125%, 9/1/2009	1,875,000	1,959,375

		24,076,625

Diversified Telecommunications 2.6%
Qwest 7.875%, 9/1/2011**	2,500,000	2,606,250
Qwest Services 13.50%, 12/15/2010**	11,900,000	13,952,750

		16,559,000

Electric 0.9%
CMS Energy 9.875%, 10/15/2007	1,775,000	1,981,344
MSW Energy Holdings 8.50%, 9/1/2010	3,600,000	3,960,000

		5,941,344

Energy 3.9%
Dynegy Holdings 8.75%, 2/15/2012	6,825,000	7,132,125
El Paso 7.875%, 6/15/2012	5,375,000	5,361,563
El Paso Production Holdings 7.75%, 6/1/2013	4,550,000	4,584,125
Frontier Oil 6.625%, 10/1/2011**	1,750,000	1,780,625
Williams Companies 8.125%, 3/15/2012	4,650,000	5,382,375

		24,240,813

Environmental 0.4%
Allied Waste North America 8.50%, 12/1/2008	2,400,000	2,616,000

Finance 1.2%
Jostens	1,775,000	1,792,750
Western Financial Bank 9.625%, 5/15/2012	5,075,000	5,760,125

		7,552,875

Food and Beverage 2.6%
Dean Foods 8.15%, 8/1/2007	750,000	819,375
Land O' Lakes 8.75%, 11/15/2011	5,300,000	4,982,000

Pilgrim's Pride 9.25%, 11/15/2013	5,725,000	6,326,125
Seminis Vegetable seeds 10.25%, 10/1/2013	3,525,000	3,948,000

		16,075,500

Food and Drug 2.1%
General Nutrition Centers 8.50%, 12/1/2010	1,300,000	1,335,750
Rite Aid:
8.125%, 5/1/2010	6,100,000	6,435,500
7.70%, 2/15/2027	2,700,000	2,274,750
Roundy's 8.875%, 6/15/2012**	3,125,000	3,382,813

		13,428,813

Gaming 1.5%
Harrah's Operating 7.875%, 12/15/2005	3,675,000	3,890,906
Mandalay Resort Group 9.375%, due 2/15/2010	2,675,000	3,089,625
MGM Grand 9.75%, 6/1/2007	2,000,000	2,232,500

		9,213,031

Gaming and Hotels 0.4%
Park Place Entertainment 9.375%, 2/15/2007	2,000,000	2,235,000

Health Care Facilities and Supplies 1.8%
Alliance Imaging 10.375%, 4/15/2011	3,625,000	3,955,781
Medex 8.875%, 5/15/2013	3,550,000	3,887,250
Universal Hospital Services 10.125%, 11/1/2011	3,525,000	3,595,500

		11,438,531

Leisure 1.2%
Intrawest:
10.50%, 2/1/2010	2,675,000	2,902,375
7.50%, 10/15/2013**	1,775,000	1,848,219
Six Flags 8.875%, 2/1/2010	3,175,000	2,992,437

		7,743,031

Lodging 1.6%
John Q. Hammons Hotels 8.875%, 5/15/2012	2,325,000	2,604,000
Host Marriot 9.50%, 1/15/2007	2,400,000	2,670,000
MeriStar Hospitality 9.125%, 1/15/2011	4,750,000	4,999,375

		10,273,375

Metals and Mining 5.4%
AK Steel 7.875%, 2/15/2009	5,350,000	5,336,625
Gerdau AmeriSteel 10.375%, 7/15/2011	3,500,000	4,007,500
IMCO Recycling 10.375%, 10/15/2010	5,250,000	5,801,250
Earle M. Jorgensen 9.75%, 6/1/2012	3,050,000	3,400,750
Neenah Foundry 11%, 9/30/2010	3,950,000	4,335,125
UCAR Finance 10.25%, 2/15/2012	3,475,000	3,996,250
United States Steel 10.75%, 8/1/2008	5,830,000	6,908,550

		33,786,050

Paper and Forest Products 6.5%
Ainsworth Lumber 7.25%, 10/1/2012**	1,750,000	1,776,250
Buckeye Technologies 8%, 10/15/2010	3,550,000	3,496,750
Caraustar Industries 9.875%, 4/1/2011	3,450,000	3,708,750
Georgia-Pacific:
7.50%, 5/15/2006	6,650,000	7,065,625
8.875%, 5/15/2031	2,700,000	3,287,250
Jefferson Smurfit 8.25%, 10/1/2012	4,250,000	4,706,875
Longview Fibre 10%, 1/15/2009	3,600,000	3,942,000
Newark Group 9.75%, 3/15/2014**	3,500,000	3,622,500
Potlatch 10%, 7/15/2011	3,800,000	4,313,000
Tembec Industries 8.50%, 2/1/2011	4,450,000	4,672,500

		40,591,500

Publishing 4.5%
Dex Media 0% (9%+), 11/15/2013**	15,050,000	11,099,375
Houghton Mifflin 9.875%, 2/1/2013	4,425,000	4,668,375

Primedia 8.875%, 5/15/2011	5,400,000	5,427,000
R H Donnelly 8.875%, 12/15/2010	625,000	709,375
Vertis:
9.75%, 4/1/2009	1,775,000	1,917,000
10.875%, 6/15/2009	2,575,000	2,781,000
13.50%, 12/7/2009**	1,750,000	1,758,750

		28,360,875

Reinsurance 0.7%
Williams Companies 6.75%, 4/15/2009**	4,200,000	4,399,500

Restaurants 0.7%
Buffets 11.25%, 7/15/2010	1,750,000	1,863,750
Denny's 10%, 10/1/2012**	850,000	857,437
Domino's 8.25%, 7/1/2011	1,386,000	1,507,275

		4,228,462

Satellite
1.6% EchoStar DBS:
10.375%, 10/1/2007	4,450,000	4,691,991
5.75%, 10/1/2008	5,375,000	5,428,750

		5,428,750

Services 0.9%
Mobile Mini 9.50%, 7/1/2013	1,350,000	1,505,250
URS 11.50%, 9/15/2009	1,170,000	1,351,350
Williams Scotsman:
9.875%, 6/1/2007	1,725,000	1,660,312
10%, 8/15/2008	1,325,000	1,427,688

		5,944,600

Stores 1.9%
Asbury Auto Group 9%, 6/15/2012	3,575,000	3,789,500
Central Garden and Pet 9.125%, 2/1/2013	2,675,000	2,949,188
Hollywood Entertainment 9.625%, 3/15/2011	4,625,000	4,971,875

		11,710,563

Technology 1.1%
AMI Semiconductor 10.75%, 2/1/2013	3,559,000	4,164,030
Xerox 9.75%, 1/15/2009	2,625,000	3,071,250

		7,235,280

Textiles and Apparel 0.7%
Russell 9.25%, 5/1/2010	3,800,000	4,142,000

Tower 1.7%
SBA Telecommunications 0% (9.75%+), 12/15/2011	12,775,000	10,411,625

Utilities 4.7%
AES 9.375%, 9/15/2010	6,400,000	7,240,000
Calpine:
8.50%, 7/15/2010**	5,325,000	4,100,250
8.75%, 7/15/2013**	1,725,000	1,311,000
9.625%,10/1/2014	7,100,000	7,011,250
Edison Mission Energy 7.73%, 6/15/2009	5,525,000	5,828,875
National Waterworks (Series B) 10.50%, 12/1/2012	1,775,000	2,023,500
NRG Energy 8%, 12/15/2013**	1,750,000	1,883,438

		29,398,313

Wireless 6.1%
Alamosa Holdings 11%, 7/31/2010	5,400,000	6,142,500
Centenial Cellular Operating 10.75%, 12/15/2008	2,352,000	2,457,840
Centennial Cellular 10.75%, 12/15/2008	4,725,000	4,530,094
Nextel Communications 9.375%, 11/15/2009	8,975,000	9,547,156
Nextel Partners:
12.50%, 11/15/2009	1,770,000	2,053,200

8.125%, 7/1/2011	1,750,000	1,863,750
Rural Cellular
9.75%, 1/15/2010	2,825,000	2,471,875
9.875%, 2/1/2010	3,550,000	3,532,250
Western Wireless 9.25%, 7/15/2013	5,350,000	5,483,750

		38,082,415

Wireless Tower 2.6%
American Tower:
9.375%, 2/1/2009	2,893,000	3,081,045
7.50%, 5/1/2012	4,450,000	4,561,250
7.125%, 10/17/2012	1,775,000	1,766,125
Crown Castle International 10.75%, 8/1/2011	6,175,000	6,900,562

		16,308,982

Total Corporate Bonds		594,874,678

Preferred Stocks 0.5%
Publishing 0.5%
Primedia 8.625%	37,000 shs.	3,089,500

Asset-Backed Securities 0.3%
Utilities 0.3%
Midland Funding (Series A) 11.75%	$ 1,531,469	1,629,342

Warrants 0.1%
Tower 0.1%
American Tower**	3,125 wts.	589,063

Repurchase Agreement 3.4%
State Street Bank and Trust 1.58%, dated 9/30/2004,
maturing 10/1/2004 in the amount of $21,573,947, collaterized by:
$22,350,000 US Treasury Notes 1.625%, 9/30/2005,
with a fair market value of $22,224,281	$ 21,573,000	21,573,000

Total Investments 99.2%		621,755,583
Other Assets Less Liabilities 0.8%		4,914,898

Net Assets 100%		$626,670,481

U.S. GOVERNMENT SECURITIES SERIES
Schedule of Investments (unaudited)
September 30, 2004

	Principal Amount	Value
US Full Faith and Credit Obligations 79.6%
US Treasury Notes:
4.375%, 5/15/2007	$ 1,400,000	$ 1,456,274
3.125%, 4/15/2009	5,000,000	4,967,775

Government National Mortgage Association ("Ginnie Mae") Obligations,
Mortgage Pass-through Certificates:*
5%, 4/16/2018	4,475,133	4,587,713
4.25%, 10/20/2024	5,032,194	5,045,425
4.25%, 7/20/2027	5,462,310	5,438,203
4.5%, 6/20/2028	4,969,758	5,021,831
4.5%, 8/20/2028	2,742,967	2,785,866
4%, 12/16/2028	4,357,460	4,333,232
5%, 5/20/2029	16,167,376	16,418,486
6%, 5/20/2029	155,514	156,652
4.75%, 1/16/2032	4,547,822	4,535,579
5%, 7/20/2032	5,000,000	5,051,791
5.5%, 2/20/2033	4,270,013	4,405,575
3.625%, 4/16/2033	5,214,533	5,053,929
4.25%, 6/20/2033	7,131,507	6,872,312

Small Business Administration
5.199%, 8/01/2012	1,812,075	1,869,730

US Government Gtd. Title XI (Vessel Management) 6.75%, 7/15/2025	1,680,000	1,949,323

US Trade Funding 4.26%, 11/15/2014	1,909,749	1,934,607

Veteran Affairs Vendee Mortgage Trust* 7.5%, 12/15/2006	798,465	813,879

Total US Full Faith and Credit Obligations		82,698,182

Agency Obligations 14.0%
Federal Home Loan Mortgage ("Freddie Mac"):*
6%, due 11/1/2010	272,909	288,289
5%, due 8/15/2021	13,946,493	14,259,814

Total Agency Obligations		14,548,103

Short-Term Investments 6.8%
Freddie Mac 1.72%, 10/12/2004	1,130,000	1,129,403

Repurchse agreement, State Street Bank and Trust 1.58%,
maturing 10/1/2004 in the amount of $5,967,262, collaterized by:
$5,290,000 US Treasury Bonds 12.75%, 11/15/2010,
with a fair market value of $6,150,450	5,967,000	5,967,000

Total Short-Term Investments		7,096,403

Total Investments 100.4%		104,342,688

Other Assets Less Liabilities (0.4)%	(384,538)

Net Assets 100.0%	$ 103,958,149

+ Deferred interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate

* Investments in mortgage-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments,the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these securities.

** Rule 144A Security

The cost of investments for federal income tax purposes was as follows:
High-Yield Bond Series	$ 590,066,424
US Government Securities Series	104,638,765

The tax basis gross unrealized appreciation and depreciation of portfolio securities was as follows:
	Appreciation	Depreciation
High-Yield Bond Series	$ 35,541,274	3,852,115
US Government Securities Series	518,920	814,997

Net unrealized appreciation (depreciation) was as follows:
High-Yield Bond Series	$ 31,689,159
US Government Securities Series	(296,077)

Security Valuation - Securities traded on an exchange are valued at the lastes, sales price on the primary exchange or market on which they are traded Securities not listed on an exchange or security market are valued by independent pricing services based on bid prices, which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings maturing in 60 days or less are valued at amortized cost

ITEM  2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM  3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN HIGH INCOME FUND SERIES

By:     /S/ BRIAN T. ZINO
           Brian T. Zino
           President and Chief Executive Officer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:     /S/ BRIAN T. ZINO
           Brian T. Zino
           President and Chief Executive Officer

Date: November 24, 2004

By:     /S/ LAWRENCE P. VOGEL
           Lawrence P. Vogel
           Vice President, Treasurer and Chief Financial Officer

Date: November 24, 2004

SELIGMAN HIGH INCOME FUND SERIES

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.